Douglas H. Marshall
Associate General Counsel and
Assistant Secretary

Xerox Corporation
P. O. Box 4505
201 Merritt 7
Norwalk, CT 06856-4505

douglas.marshall@xerox.com
tel 203.849.2339
fax 585.216.2475

June 18, 2018

Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Commission File No. 001-04471

Dear Sir/Madam:

There are transmitted herewith for filing via EDGAR pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, definitive forms of the Letter to Shareholders, Notice of Annual Meeting, Proxy Statement, Notice of Internet Availability of Proxy Materials and form of combined voting instruction and proxy card ("Definitive Proxy Materials") for use in connection with the solicitation of proxies for the Annual Meeting of Shareholders of Xerox Corporation ("Registrant") to be held on July 31, 2018.

It is anticipated that Registrant's Definitive Proxy Materials will be distributed to shareholders commencing today.

The Registrant's 2017 Annual Report to shareholders will be available on its website concurrent with the transmittal of the EDGAR filing of the Definitive Proxy Materials.

Any questions with respect to the transmitted material should be addressed to the undersigned (i) via telephone at (203) 849-2339; (ii) via facsimile to (585) 216-2475; or (iii) via e-mail to Douglas.marshall@xerox.com.

Very truly yours,

/s/ Douglas H. Marshall
Douglas H. Marshall
Assistant Secretary